Capitalized lease liability - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Leases 1 [Abstract]
Weighted average lessee’s incremental borrowing rate applied to the lease liabilities		6.60%	6.60%
Total cash outflow relating to capitalized leases	R 13.5